Supplementary Financial Statements Information (Intangible Assets, Net) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Patent registration costs	$ 2,434	$ 2,308
Acquired technology	12,200	12,200
Acquired trade names	2,700	2,700
Acquired customer relationship	2,000	2,000
Intangible assets at cost	19,334	19,208
Less accumulated amortization	4,189	2,271
Total intangible assets, net	$ 15,145	$ 16,937